Significant events (Details) $ / shares in Units, $ in Thousands, $ in Millions												1 Months Ended		3 Months Ended
	Mar. 10, 2023	Dec. 07, 2022 shares	Jul. 25, 2022 MXN ($) $ / shares	May 24, 2022 MXN ($) $ / shares	Apr. 22, 2022 MXN ($) item	Mar. 31, 2022 MXN ($) tranche	Jan. 19, 2022 MXN ($) $ / shares	Dec. 22, 2021 $ / shares	Jun. 11, 2021	Apr. 21, 2021 $ / shares	Apr. 16, 2021 MXN ($)	Jul. 31, 2022	Mar. 31, 2022 MXN ($)	Mar. 31, 2022 MXN ($)	Dec. 31, 2022 USD ($)
Significant events
Dividends approved							$ 4,370,000
Dividends per share | $ / shares							$ 11.202023995	$ 11.201923995		$ 5.126738671
Number of installments for payment of a cash dividend | item					2
Debt instrument, bonds issued on March 31, 2022
Significant events
Principal amount						$ 4,000,000							$ 4,000,000	$ 4,000,000
Number of tranches | tranche						2
Debt Maturing on April 10, 2026 and April 7, 2028
Significant events
Interest rate basis	28-day TIIE													28-day TIIE
Dividend payments
Significant events
Dividends approved			$ 500,000	$ 1,800,000	$ 2,300,000
Dividends per share | $ / shares			$ 1.28168466	$ 4.614064804
Number of installments for payment of a cash dividend | item					2
Variable interest rate | Debt instrument, bonds issued on March 31, 2022
Significant events
Principal amount						$ 1,700,000							$ 1,700,000	$ 1,700,000
Term of loan						5 years
Spread on interest rate basis						14.00%							14.00%	14.00%
Fixed interest rate | Debt instrument, bonds issued on March 31, 2022
Significant events
Principal amount						$ 2,300,000							$ 2,300,000	$ 2,300,000
Term of loan													7 years
Interest rate (as a percent)						9.35%							9.35%	9.35%
Green notes
Significant events
Repayment of debt note											$ 2,700,000
Aerodrome
Significant events
Shares acquired purchase price															$ 240.8
SETA
Significant events
Shares acquired purchase price															$ 578.7
Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held									29.99%
Series B | Aerodrome
Significant events
Number of shares held | shares		58,529,833
Series B | SETA
Significant events
Number of shares held | shares		7,516,377
Series BB
Significant events
Number of shares held | shares		49,766,000
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V
Significant events
Ownership interest indirectly held		29.99%
Grupo Aeroportuario del Centro Norte, S. A. B. de C. V | Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held		29.99%										29.99%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member]
Significant events
Ownership interest indirectly held		100.00%
Servicios de Tecnologa Aeroportuaria, S.A. de C.V. and Aerodrome Infrastructure S. r. l. [Member] | Affiliates of VINCI Airports SAS
Significant events
Ownership interest indirectly held		100.00%